Main Accounting Practices - Schedule of Stockholders' Equity Restated (Details) - USD ($)		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Stockholders' Equity Restated [Line Items]
Capital stock		$ 1,012,492			$ 1,012,492					$ 1,012,492
Net Loss for the year		(7,874,762)			(7,061,973)	[1]				(5,434,153)	[1]
Equity valuations adjustments (CTA)		127,583			1,176,275					(315,372)
Negative Total Shareholders’ Equity		$ (6,734,687)	$ (6,366,881)	$ (5,779,892)	(4,873,206)		$ (3,852,470)	$ (4,546,495)	$ (5,169,956)	(4,737,033)		$ 1,257,690
Revision of Prior Period, Adjustment [Member]
Schedule of Stockholders' Equity Restated [Line Items]
Capital stock
Net Loss for the year	[1]				(1,166,238)					(1,140,815)
Equity valuations adjustments (CTA)
Negative Total Shareholders’ Equity					(1,166,238)					(1,140,815)
Prior [Member]
Schedule of Stockholders' Equity Restated [Line Items]
Capital stock					1,012,492					1,012,492
Net Loss for the year	[1]				(5,895,736)					(4,293,338)
Equity valuations adjustments (CTA)					1,176,275					(315,372)
Negative Total Shareholders’ Equity					$ (3,706,969)					$ (3,596,218)		$ 1,257,690

[1]	GAAP Adjustments related to R&D Costs